5. Notes Payable	12 Months Ended
Dec. 31, 2019
Notes
5. Notes Payable

5. Notes Payable

(a)As at December 31, 2019, the Company owed $47,500 (2018 - $110,500) of notes payable to a significant shareholder of the Company which is unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2019, the Company received advances of $12,000 and settled $75,000 of notes payable with the issuance of 125,000 common shares. Refer to Note 7(m).

(b)As at December 31, 2019, the Company owed $150,000 (2018 - $nil) of notes payable to a significant shareholder of the Company which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. In addition, on January 31, 2019, 2020, and 2021, if the note is still outstanding, the Company will issue restricted common stock equal to 5% of the principal amount of the note. As at December 31, 2019, the Company has accrued $7,500 of common stock issuable in relation to this note and $20,589 of accrued interest.

(c)As at December 31, 2019, the Company owed $150,000 (2018 - $nil) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. In addition, on January 31, 2019, 2020, and 2021, if the note is still outstanding, the Company will issue restricted common stock equal to 5% of the principal amount of the note. As at December 31, 2019, the Company has accrued $7,500 of common stock issuable in relation to this note and $20,589 of accrued interest.

(d)As at December 31, 2019, the Company owed $50,000 (2018 - $nil) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. In addition, on January 31, 2019, 2020, and 2021, if the note is still outstanding, the Company will issue restricted common stock equal to 5% of the principal amount of the note. As at December 31, 2019, the Company has accrued $2,500 of common stock issuable in relation to this note and $7,192 of accrued interest.